Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUE, NET
Products	$ 37,583,844	$ 2,104,767	$ 1,495,380
Service	541,824	5,304,505	21,685,704
Total revenues	38,125,668	7,409,272	23,181,084
COSTS OF REVENUES
Products	38,299,090	2,063,296	892,791
Service	1,176,956	1,823,358	2,087,425
Total cost of revenues	39,476,046	3,886,654	2,980,216
GROSS (LOSS) PROFIT	(1,350,378)	3,522,618	20,200,868
OPERATING EXPENSES
Selling expenses	1,075,980	946,775	906,456
General and administrative expenses	12,678,873	7,834,291	3,897,040
Research and development expenses	1,053,882	2,151,565	671,312
Impairment of intangible assets	2,650,020
Total operating expenses	17,458,755	10,932,631	5,474,808
(LOSS) PROFIT FROM OPERATIONS	(18,809,133)	(7,410,013)	14,726,060
OTHER (EXPENSES) INCOME
Investment losses	(3,566,561)	(2,118,453)	(1,087)
Interest (expense) income	(27,128)	173,173	214,460
Other income, net	87,390	404,380	72,837
Total other (expenses) income	(3,506,299)	(1,540,900)	286,210
(LOSS) PROFIT BEFORE INCOME TAXES	(22,315,432)	(8,950,913)	15,012,270
Income taxes provision (benefit)	808,970	(236,581)	3,054,983
NET (LOSS) INCOME	(23,124,402)	(8,714,332)	11,957,287
Less: net loss attributable to non-controlling interests	(487,780)	(311,072)	(130,240)
NET (LOSS) INCOME ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	(22,636,622)	(8,403,260)	12,087,527
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(5,123,964)	700,316	2,076,303
TOTAL COMPREHENSIVE (LOSS) INCOME	(28,248,366)	(8,014,016)	14,033,590
Less: comprehensive loss attributable to non-controlling interest	(2,107,480)	(321,522)	(91,862)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO ORIDNARY SHAREHOLDERS OF SUNRISE NEW ENERGY CO., LTD.	$ (26,140,886)	$ (7,692,494)	$ 14,125,452
(LOSS) EARNINGS PER SHARE
Basic (in Dollars per share)	$ (0.98)	$ (0.36)	$ 0.72
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic (in Shares)	24,820,313	23,638,751	16,800,000